Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Interest income	$ 463	$ 591	$ 491
Interest expense	(8,171)	(10,511)	(14,114)
Interest expense on lease liabilities	(120)	(158)	(133)
Foreign exchange gains, net	14,406	11,512	(15,386)
Dividend income	0	1	34
Gain/Loss from repurchase of negotiable obligations	1,460	(156)	228
Fair value gain on financial assets at fair value through profit or loss	1,454	8,720	828
Interest and discount generated by operating credits	128	157	417
Gain on derivative financial instruments, net	33	(740)	(901)
Other finance costs	(463)	(1,420)	(923)
Total financial instruments	9,190	7,996	(29,459)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	463	591	491
Interest expense	(8,171)	(10,511)	(14,114)
Interest expense on lease liabilities	(120)	(158)	(133)
Foreign exchange gains, net	14,406	11,512	(15,386)
Dividend income		1	34
Gain/Loss from repurchase of negotiable obligations	1,460	(156)	228
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest and discount generated by operating credits	128	157	417
Gain on derivative financial instruments, net	0	0	0
Other finance costs	(463)	(1,420)	(923)
Total financial instruments	7,703	16	(29,386)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities		0	0
Foreign exchange gains, net	0	0	0
Dividend income	0	0	0
Gain/Loss from repurchase of negotiable obligations		0	0
Fair value gain on financial assets at fair value through profit or loss	1,454	8,720	828
Interest and discount generated by operating credits	0	0	0
Gain on derivative financial instruments, net	33	(740)	(901)
Other finance costs	0	0	0
Total financial instruments	$ 1,487	$ 7,980	$ (73)